Statements of Income (Unaudited) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
REVENUES:
Self-storage rental income	$ 443,712	$ 416,438	$ 1,278,001	$ 1,278,290
Ancillary operating revenue	41,803	32,320	117,239	96,715
Interest and other income	36	63	135	222
TOTAL	485,551	448,821	1,395,375	1,375,227
EXPENSES:
Depreciation	5,108	3,499	11,961	10,951
Operating	165,196	156,206	492,434	487,583
General and administrative	58,845	39,883	213,558	181,952
General partners' incentive management fee	26,357	25,846	64,269	69,733
Property management fee	22,345	24,721	67,465	69,071
Total	277,851	250,155	849,687	819,290
INCOME BEFORE EQUITY IN INCOME OF REAL ESTATE JOINT VENTURE:	207,700	198,666	545,688	555,937
EQUITY IN INCOME OF REAL ESTATE JOINT VENTURE:	20,082	18,873	50,130	53,327
NET INCOME	227,782	217,539	595,818	609,261
AGGREGATE INCOME ALLOCATED TO:
General partners	2,278	2,175	5,958	6,093
Limited partners	225,504	215,364	589,860	603,168
TOTAL	227,782	217,539	595,818	609,261
Weighted average limited partnership units outstanding	24,000	24,000	24,000	24,000
NET INCOME ATTRIBUTABLE TO THE PARTNERSHIP PER LIMITED PARTNERSHIP UNIT	$ 9.40	$ 8.97	$ 24.58	$ 25.13